Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of income before income taxes

	Year Ended December 31,
	2021	2022	2023

	(In US$ thousands, except percentage)
Loss from non-China operations	$(232,830)	$(422,860)	$(145,244)
Income from China operations	783,548	550,946	648,026
Total income before income tax expenses	$550,718	$128,086	$502,782
Income tax expense (benefits) applicable to non-China operations	$1,355	$(14,176)	$45,441
Income tax expense applicable to China operations	137,486	44,453	99,846
Total income tax expenses	$138,841	$30,277	$145,287
Effective tax rate for China operations	17.5%	8.1%	15.4%
Effective tax rate for the Group	25.2%	23.6%	28.9%

Schedule of current and deferred portion of income tax expenses

	Year Ended December 31,
	2021	2022	2023

	(In US$ thousands)
Current income tax expenses	$151,319	$55,098	$121,249
Deferred tax expenses (benefits)	(12,478)	(24,821)	24,038
Income tax expenses	$138,841	$30,277	$145,287

Schedule of reconciliation between the statutory EIT rate and the effective tax rate for China operations

	Year Ended December 31,
	2021	2022	2023
PRC Statutory EIT rate(1)	25.0%	25.0%	25.0%
Effect on tax holiday and preferential tax treatment	(13.1)%	(29.7)%	(9.5)%
Research and development super-deduction	(7.5)%	(21.1)%	(4.4)%
Non-deductible expenses and non-taxable income and others (2)	9.2%	(30.1)%	(3.5)%
Change in valuation allowance	0.7%	8.2%	5.0%
Effect of PRC withholding tax	—	—	8.7%
Tax rate difference from statutory rate in other jurisdictions	10.9%	71.3%	7.6%
Effective tax rate for the Group	25.2%	23.6%	28.9%
(1)	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.
(2)	The item included the impact of uncertain tax positions recognized in 2021 and the reversal of uncertain tax positions in 2022.

Schedule of significant components of deferred tax assets and liabilities for China operations

	As of December 31,
	2022	2023

	(In US$ thousands)
Deferred tax assets:
Net operating loss carry forwards	$18,289	$49,802
Investment-related impairment	52,363	50,441
Depreciation, accounts receivable, accrued and other liabilities	73,557	72,207
Valuation allowance	(104,220)	(129,188)
Net deferred tax assets	$39,989	$43,262

Deferred tax liabilities:
Acquired intangible assets	$27,435	$28,528
Depreciation	1,731	1,769
Unrealized investment-related gain	12,414	12,282
Withholding tax	—	23,365
Others	114	207
Total deferred tax liabilities	$41,694	$66,151